SIGNIFICANT ACCOUNTING POLICIES: Inventory (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Policies
Inventory

Inventory

Inventory is recorded at the lower of cost or market (net realizable value) using the average cost method. The inventory on hand as of September 30, 2013 consists of solar panels, motors, controllers, miscellaneous refrigeration parts and raw gasket material at costs of $394,890. The Company does not have any work in progress.

Inventory

Inventory is recorded at the lower of cost or market (net realizable value) using the average cost method. The inventory on hand as of December 31, 2012 and 2011 consists of motors, controllers, miscellaneous refrigeration parts and raw gasket material at costs of $221,548 (net of $ 0 allowance) and $473,451 (net of $25,000 allowance), respectively. The Company does not have any work in progress.